Offerings	Jul. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	23,624,121
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 590,603,025.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 81,562.28
Offering Note	(1) Covers shares of Class A common stock, $0.0001 par value per share, of Jersey Mike's Subs Inc. ("Class A Common Stock") issuable under the Jersey Mike's Subs Inc. 2026 Omnibus Incentive Plan (the "Omnibus Incentive Plan"). (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 (the "Registration Statement") to which this exhibit relates also covers an indeterminate number of additional shares of Class A Common Stock, which may be offered and issued under the Omnibus Incentive Plan and ESPP, as applicable, to prevent dilution resulting from stock splits, stock dividends or similar transactions. (3) Pursuant to Rule 457(c) and 457(h)(1) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee and are based with respect to the 23,624,121 shares approved for issuance under the Omnibus Incentive Plan, and with respect to the 3,500,000 shares issuable under the ESPP, on a price of $25.00 per share, which is the high-point of the estimated price range per share of Class A Common Stock for the Registrant's initial public offering of Class A Common Stock pursuant to the Registrant's Registration Statement on Form S-1 (File No. 333-297228).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 87,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,083.75
Offering Note	(1) Covers shares of Class A Common Stock approved for issuance under the Jersey Mike's Subs Inc. 2026 Employee Stock Purchase Plan (the "ESPP"). (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 (the "Registration Statement") to which this exhibit relates also covers an indeterminate number of additional shares of Class A Common Stock, which may be offered and issued under the Omnibus Incentive Plan and ESPP, as applicable, to prevent dilution resulting from stock splits, stock dividends or similar transactions. (3) Pursuant to Rule 457(c) and 457(h)(1) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee and are based with respect to the 23,624,121 shares approved for issuance under the Omnibus Incentive Plan, and with respect to the 3,500,000 shares issuable under the ESPP, on a price of $25.00 per share, which is the high-point of the estimated price range per share of Class A Common Stock for the Registrant's initial public offering of Class A Common Stock pursuant to the Registrant's Registration Statement on Form S-1 (File No. 333-297228).